Revenue Recognition	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
As described in Note 2, the Company adopted ASC 606 on January 1, 2019 using the modified retrospective method applied to contracts which were not completed as of the adoption date. The only impact as a result of the adoption of ASC 606 was the change in presentation of bad debt expense from general and administrative expense to a reduction of diagnostic test revenue. The adoption of ASC 606 did not have a material impact on the Company’s financial statements.
Disaggregated revenue
The following table summarizes the Company’s revenue disaggregated by type of customer (in thousands):

	Year Ended December 31,
	2020	2019	2018
Diagnostic test revenue:
Patients with third-party insurance	$138,153	$169,538	$112,542
Institutional customers	35,200	20,888	19,606
Self-pay patients	1,998	1,241	822
Total diagnostic test revenue	175,351	191,667	132,970
Other revenue	3,971	4,507	371
Total	$179,322	$196,174	$133,341
Reassessment of variable consideration
Subsequent changes to the estimate of the transaction price, determined on a portfolio basis when applicable, are generally recorded as adjustments to revenue in the period of the change. The Company updates variable consideration estimated quarterly. The quarterly changes in estimates did not result in material adjustments to the Company’s previously reported revenue or accounts receivable amounts for the years ended December 31, 2020, 2019 and 2018.
Remaining performance obligations
Due to the long-term nature of some collaboration service agreements, the Company’s obligations pursuant to such agreements represent partially unsatisfied performance obligations at year-end. The revenues under existing collaboration service agreements with original expected durations of more than one year are estimated to be approximately $12.0 million. The Company expects to recognize the majority of this revenue over the next 4 years.
Contract assets and liabilities
Contract assets consist of the Company’s right to consideration that is conditional upon its future performance. Contract assets arise in collaboration service agreements for which revenue is recognized over time but the Company’s right to bill the customer is contingent upon the achievement of contractually-defined milestones.
Contract liabilities consist of customer payments in excess of revenues recognized. For collaboration service agreements, the Company assesses the performance obligations and recognizes contract liabilities as current or non-current based upon forecasted performance.
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

	Contract Assets	Contract Liabilities
December 31, 2018	$—	$—
Contract asset additions	1,057	—
Customer prepayments	—	3,754
Revenue recognized	—	(355)
December 31, 2019	$1,057	$3,399
Contract asset additions	1,097	—
Amounts transferred to receivables	(126)	—
Customer prepayments	—	874
Revenue recognized	—	(462)
December 31, 2020	$2,028	$3,811
The increase in contract assets and contract liabilities as of December 31, 2020 and 2019 is primarily due to the execution of a collaboration service agreement with a customer. The Company presents contracts assets and contract liabilities arising from this customer contract on a net basis on its balance sheets. As of December 31, 2020, $1.8 million is recorded as current contract liabilities. As of December 31, 2019, $1.5 million and $0.8 million are recorded as current contract liabilities and contract liabilities, net of current portion, respectively.
Costs to fulfill contracts
Costs associated with fulfilling the Company’s performance obligations pursuant to its collaboration service agreements include costs for services that are subcontracted to ISMMS. Amounts are generally prepaid and then expensed in line with the pattern of revenue recognition. Prepayment of amounts prior to the costs being incurred are recognized on the balance sheets as current or non-current based upon forecasted performance.
As of December 31, 2020 and 2019, the Company had outstanding deferred costs to fulfill contracts of $3.0 million and $1.1 million, respectively. As of December 31, 2020, all outstanding deferred costs were recorded as prepaid expenses and other current assets. As of December 31, 2019, $0.9 million and $0.2 million were recorded as prepaid expenses and other current assets and other assets, respectively.
Amortization of deferred costs was $0.9 million, $0.7 million and $0 for the years ended December 31, 2020, 2019 and 2018, respectively. The amortization of these costs is recorded in cost of services on the statements of operations and comprehensive loss.
Revenue Recognition
Diagnostic Revenue
The majority of revenue is generated from diagnostic services provided to three groups of customers: patients with third-party insurance coverage; patients without third-party insurance coverage or those who elect to self-pay; and institutional clients, such as hospitals, clinics and reference laboratories. Revenue from diagnostic testing services is recorded at the estimated transaction price, subject to the constraint for variable consideration, upon transfer of control of the service.
Other Revenue
The Company enters into both short-term and long-term project-based collaboration service agreements with third parties, whereby the Company provides diagnostic testing, research and related data aggregation reporting services. The consideration to which the Company is entitled pursuant to its collaboration service agreements generally includes non-refundable upfront payments and variable payments based upon the achievement of certain milestones during the contract term. Non-refundable upfront payments are generally received in advance of performing the services and, therefore, are recorded as a contract liability upon receipt. Milestone payments are included in the transaction price only when it is probable that doing so will not result in a significant reversal of cumulative revenue recognized when the uncertainty associated with the milestone is subsequently resolved. Revenue for such collaboration service agreements is recognized over time using an input measure based on costs incurred to satisfy the performance obligation.
Disaggregated revenue
The following table summarizes the Company’s revenue disaggregated by type of customer (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Diagnostic test revenue
Patients with third-party insurance	$46,197	$44,396
Institutional customers	15,664	1,144
Self-pay patients	899	530
Total diagnostic test revenue	62,760	46,070
Other revenue	1,591	585
Total	$64,351	$46,655
Reassessment of variable consideration
Subsequent changes to the estimate of the transaction price, determined on a portfolio basis when applicable, are generally recorded as adjustments to revenue in the period of the change. The Company updates estimated variable consideration quarterly.
For the three months ended March 31, 2021, the quarterly change in estimate resulted in a $3.5 million adjustment for tests in which the performance obligation of delivering the test results was met in prior periods. The change in estimate is a result of changes in the estimated transaction price due to contractual adjustments, obtaining updated information from payors and patients that was unknown at the time the performance obligation was met and settlements with third party payors. For the three months ended March 31, 2020, the quarterly change in estimate did not result in material adjustments to the Company’s previously reported revenue or accounts receivable amounts.
Remaining performance obligations
Due to the long-term nature of some collaboration service agreements, the Company’s obligations pursuant to such agreements represent partially unsatisfied performance obligations as of March 31, 2021. The revenues under existing collaboration service agreements with original expected durations of more than one year are estimated to be approximately $11.8 million. The Company expects to recognize the majority of this revenue over the next 4 years.
Contract assets and liabilities
Contract assets consist of the Company’s right to consideration that is conditional upon its future performance. Contract assets arise in collaboration service agreements for which revenue is recognized over time but the Company’s right to bill the customer is contingent upon the achievement of contractually-defined milestones.
Contract liabilities consist of customer payments in excess of revenues recognized. For collaboration service agreements, the Company assesses the performance obligations and recognizes contract liabilities as current or non-current based upon forecasted performance.
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

(in thousands)	Contract Assets	Contract Liabilities
December 31, 2020	$2,028	$3,811
Contract asset additions	256	—
Customer prepayments	—	1,723
Revenue recognized	(100)	(540)
March 31, 2021	$2,184	$4,994
The increase in contract liabilities as of March 31, 2021 is primarily due to the execution of a collaboration service agreement with a customer. The Company presents contracts assets and contract liabilities arising from another customer contract on a net basis on its condensed balance sheets. As of March 31, 2021 and December 31, 2020, $2.8 million and $1.8 million is recorded as current contract liabilities, respectively.
Revenues recognized for the three months ended March 31, 2021 and March 31, 2020 that were included in the contract liability balance at the beginning of each period were $0.5 million and $0.1 million, respectively.
Costs to fulfill contracts
Costs associated with fulfilling the Company’s performance obligations pursuant to its collaboration service agreements include costs for services that are subcontracted to ISMMS. Amounts are generally prepaid and then expensed in line with the pattern of revenue recognition. Prepayment of amounts prior to the costs being incurred are recognized on the condensed balance sheets as current or non-current based upon forecasted performance.
As of March 31, 2021 and December 31, 2020, the Company had outstanding deferred costs to fulfill contracts of $2.8 million and $3.0 million, respectively. As of March 31, 2021 and December 31, 2020, all outstanding deferred costs were recorded as prepaid expenses and other current assets.
Amortization of deferred costs was $0.3 million and $0.3 million for the three months ended March 31, 2021and 2020, respectively. The amortization of these costs is recorded in cost of services on the condensed statements of operations and comprehensive loss.